Rio Tinto Commercial Paper Ltd 1164122
Rio Tinto Commercial Paper PLC 1164151
1411403

Rio Tinto America Inc

SEC MAIL PROCESSING RECEIVED
AUG 09 2007
WASH. D.C. 209 SECTION

07074298

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

[redacted]

Amendment No. 2 to FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
See Annex A

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULO[redacted]

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☒ check if this is an amendment and name has changed, and indicate change.)
See Annex A (This amendment reflects the removal of Rio Tinto Finance plc as Issuer and the addition of Rio Tinto (Commercial Paper) plc as Issuer)

Address of Executive Offices (Number and Street, City, State, Zip Code)
See Annex A

Telephone Number (Including Area Code)
See Annex A

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices)
See Annex A

Telephone Number (Including Area Code)
See Annex A

Brief Description of Business
See Annex A

PROCESSED
SEP 04 2007
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed
☐ business trust ☐ limited partnership, to be formed ☐ other (please specify):

Actual or Estimated Date of Incorporation or Organization: See Annex A ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State;
CN for Canada; FN for other foreign jurisdiction)

D E (Rio Tinto America)

F N (Rio Tinto plc, Rio Tinto Limited, Rio Tinto CP Limited, Rio Tinto CP plc)

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

230111v2

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
(Rio Tinto Limited, Rio Tinto plc)

Full Name (Last name first, if individual)
Skinner, Paul David

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
(Rio Tinto Limited, Rio Tinto plc)

Full Name (Last name first, if individual)
Albanese, Tom

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
(Rio Tinto plc, Rio Tinto Limited)

Full Name (Last name first, if individual)
Elliott, Guy Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
(Rio Tinto plc, Rio Tinto Limited)

Full Name (Last name first, if individual)
Calvert AC, Ashton

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner
(Rio Tinto plc, Rio Tinto Limited)

Full Name (Last name first, if individual)
Clementi, Sir David Cecil

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cox, Vivienne

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Eddington, Sir Rod

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gould, Andrew Frederick James

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lord Kerr (Olav, John)

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mayhew, David Lionel

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Fitzpatrick, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto plc, Rio Tinto Limited)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Goodmanson, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)

Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto plc, Rio Tinto Limited)

Full Name (Last name first, if individual)
Sykes, Sir Richard Brook

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Rio Tinto plc)

Full Name (Last name first, if individual)
Mathews, Benedict John Spurway

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Rio Tinto Limited)

Full Name (Last name first, if individual)
Consedine, Stephen J

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) plc, Rio Tinto America Inc.)

Full Name (Last name first, if individual)
Ratnage, Ian Clay

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) plc, Rio Tinto America Inc.)

Full Name (Last name first, if individual)
Lenon, Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto (Commercial Paper) plc)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Merton, Michael Ralph

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto (Commercial Paper) plc)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Walker, Pamela Sandra

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer (Rio Tinto (Commercial Paper) plc)	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dowding, Roger Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director (Rio Tinto America Inc.)	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Pierce, Richard Ellsworth

Business or Residence Address (Number and Street, City, State, Zip Code)
6 St. James's Square, London SW1Y 4LD, England

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto America Inc.)

Full Name (Last name first, if individual)
Crompton, Shannon

Business or Residence Address (Number and Street, City, State, Zip Code)
1343 South, 180 East, Salt Lake City, Utah 84108-2217, USA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Barry, Keith Miles

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Consedine, Stephen John

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Creese, Stephen Ernest Nigel

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Lenegan, Charles Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Consedine, Stephen John

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Rio Tinto (Commercial Paper) Limited)

Full Name (Last name first, if individual)
Gillman, Robyn Janet

Business or Residence Address (Number and Street, City, State, Zip Code)
Level 33, 120 Collins Street, Melbourne, Victoria 3000, Australia

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ☐ No ☒

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $250,000

3. Does the offering permit joint ownership of a single unit? .... Yes ☐ No ☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) Lehman Brothers Inc.

Business or Residence Address (Number and Street, City, State, Zip Code) 745 Seventh Avenue, New York, New York 10019-6801

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code) 390 Greenwich Street – 5th Floor, New York, New York 10013

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Banc of America Securities LLC

Business or Residence Address (Number and Street, City, State, Zip Code) 600 Montgomery Street, San Francisco, California 94111

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) Wachovia Capital Markets, LLC

Business or Residence Address (Number and Street, City, State, Zip Code) 375 Park Avenue, New York, New York 10152

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is ☐one" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price(a)	Amount Already Sold(b)
Debt	$4,000,000,000	$
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify ____________)	$0	$0
Total	$4,000,000,000	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors(c)	Aggregate Dollar Amount of Purchases(b)
Accredited Investors	247	$ 3,219,750,000
Non-accredited investors	0	$ 0
Total (for filings under Rule 504 only)	247	$ 3,219,750,000

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ N/A
Printing and Engraving Costs	☐	$ N/A
Legal Fees	☒	$ 175,000
Accounting Fees	☐	$ N/A
Engineering Fees	☐	$ N/A
Sales Commissions (specify finders' fees separately)	☒	$ 50,000
Other Expenses (identify) Rating agency fees	☒	$ 800,000
Total	☒	$ 1,025,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $3,998,975,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): General corporate purposes for group	☐ $	☒ $3,998,975,000
	☐ $	☐ $
Column Totals	☐ $	☒ $3,998,975,000
Total Payments Listed (column totals added)	☒ $3,998,975,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (d) (Print or Type)	Signature	Date
Rio Tinto plc	[signature]	6 August 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
TOM ALBANESE	CHIEF EXECUTIVE	
Issuer (d) (Print or Type)	**Signature**	**Date**
Rio Tinto Limited	[signature]	6 August 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
TOM ALBANESE	CHIEF EXECUTIVE	

(a)This is a continuous commercial paper program. Figure represents the maximum of short-term notes authorized to be outstanding at any one time.

(b)Current outstandings.

(c)Cumulative number of investors.

(d) See Annex A.

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

ANNEX A

Name of Offering:
Up to U.S. $4,000,000,000 aggregate principal amount outstanding at any one time of short-term guaranteed promissory notes having maturities not exceeding 270 days from their dates of issuance, issued from time to time in transactions not involving a public offering within the meaning of Section 4(2) of the Securities Act of 1933 and Rule 506 thereunder by Rio Tinto America Inc. ("Rio Tinto America"), Rio Tinto (Commercial Paper) Limited ("Rio Tinto CP Limited") and Rio Tinto (Commercial Paper) plc ("Rio Tinto CP plc"). Notes issued by Rio Tinto America and Rio Tinto CP plc are guaranteed by Rio Tinto plc, and notes issued by Rio Tinto CP Limited are guaranteed by Rio Tinto Limited.

Name of Issuer:
Issuers: Rio Tinto America Inc., Rio Tinto (Commercial Paper) Limited and Rio Tinto (Commercial Paper) plc. (This amendment reflects the removal of Rio Tinto Finance plc as Issuer and the addition of Rio Tinto (Commercial Paper) plc as Issuer).
Guarantors: Rio Tinto plc and Rio Tinto Limited

Address of Executive Offices:
6 St. James's Square, London SW1Y 4LD, England (Rio Tinto plc, Rio Tinto CP plc)
Level 33, 55 Collins Street, Melbourne, Victoria 3000, Australia (Rio Tinto Limited, Rio Tinto CP Limited)
100 Quentin Roosevelt Blvd, Suite 503, Garden City, New York 11530 (Rio Tinto America)

Telephone Number of Executive Offices:
(+44) 20 7930 2399 (Rio Tinto plc, Rio Tinto CP plc)
(+613) 9283 3333 (Rio Tinto Limited, Rio Tinto CP Limited)
(516) 794 4949 (Rio Tinto America)

Brief Description of Business:

Rio Tinto plc, Rio Tinto Limited:	Holding company (finding, mining and processing mineral resources)
Rio Tinto America:	U.S. holding company
Rio Tinto CP Limited:	Conducts financing for the Rio Tinto group of companies
Rio Tinto CP plc:	Financial dealing company

Actual or Estimated Date of Incorporation or Organization:

Month	Year	
03	62	(Rio Tinto plc)
12	59	(Rio Tinto Limited)
06	73	(Rio Tinto America)
07	83	(Rio Tinto CP Limited)
		(Rio Tinto CP plc)

END